Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 40,039		$ 51,529	$ 40,868		$ 36,480	$ 84,091	$ 50,272
Restricted cash	13,276		7,914	12,389		9,076	9,752	5,684
Accounts receivable, net	9,232		4,928			5,127
Due from affiliates	93		45			0
Inventories	1,504		1,202			1,066
Prepaid expenses and other	3,875		3,902			2,913
Total current assets	74,721		76,809			69,746
Investments in unconsolidated entities	2,990		500			500
Furniture, fixtures and equipment, net	62,546		47,947			21,154
Operating lease right-of-use assets	21,597
Goodwill	65,040		59,683			12,947
Intangible assets, net	189,742		193,194			9,713
Other assets	1,542		872			750
Total assets	418,178		379,005			114,810
Current liabilities:
Accounts payable and accrued expenses	26,154		24,880			20,451
Dividends payable	2,791		0
Due to affiliates	726		2,032			4,272
Deferred income	138		148			459
Deferred compensation plan	77		173			311
Notes payable, net	2,933		2,595			1,751
Operating lease liabilities	2,066
Other liabilities	14,532		8,418			9,076
Total current liabilities	49,417		38,246			36,320
Deferred income	11,088		13,396			13,440
Deferred tax liability, net	31,750		31,506			0
Deferred compensation plan	6,347		10,401			18,948
Notes payable, net	21,925		15,177			9,956
Operating lease liabilities	19,546
Other liabilities	2,670		0
Total liabilities	142,743		108,726			78,742
Commitments and contingencies (note 10)
MEZZANINE EQUITY
Series B convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at June 30, 2019 and December 31, 2018	201,822		200,847			0
Redeemable noncontrolling interests	3,615		3,531			5,111
Preferred stock, $0.01 par value, 50,000,000 shares authorized:
Series A cumulative preferred stock, no shares issued and outstanding at June 30, 2019 and December 31, 2018	0		0			0
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,475,848 and 2,391,541 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	25		24			21
Additional paid-in capital	289,821		280,159			249,695
Accumulated deficit	(219,965)		(214,242)			(219,396)
Accumulated other comprehensive income (loss)	(293)		(498)			(135)
Total stockholders' equity of the Company	69,588		65,443			30,185
Noncontrolling interests in consolidated entities	410		458			772
Total equity	69,998	$ 70,595	65,901	$ 42,962	$ 32,105	30,957	$ 90,149	$ 136,636
Total liabilities and equity	418,178		379,005			114,810
Ashford Trust OP
Current assets:
Due from related parties	4,872		5,293			13,346
Braemar OP
Current assets:
Due from related parties	$ 1,830		$ 1,996			$ 1,738